CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Parenthetical]	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 USD ($)
Shares issued during period, par value					$ 0.20	$ 0.004
Shares issued on July 23, 2007, par value				$ 0.20
Shares issued on July 31, 2007, par value				$ 0.20
Shares issued on November 20, 2007, par value				$ 0.25
Shares issued on December 17, 2007, par value				$ 1
Shares issued on March 8, 2010, par value			$ 1.02
Shares issued on April 28, 2010, par value			$ 1.80
Shares issued on April 29, 2010, par value			$ 0.50
Shares issued on October 28, 2010, par value			$ 0.75
Shares issued on October 29, 2010, par value			$ 0.75
Shares issued on November 2, 2010, par value			$ 0.75
Shares issued on November 18, 2010, par value			$ 0.75
Shares issued on December 22, 2010, par value			$ 0.75
Shares issued on January 18, 2011, par value	$ 0.75
Shares issued on January 24, 2011, par value	$ 0.75
Shares issued on January 26, 2011, par value	$ 0.75
Shares issued on January 27, 2011, par value	$ 0.75
Shares issued on February 24, 2011, par value	$ 0.75
Shares issued on March 4, 2011, par value	$ 0.75
Shares issued on March 7, 2011, par value	$ 0.75
Shares issued on March 15, 2011, par value	$ 0.75
Shares issued at Cdn on August 09, 2011, par value		1
Shares issued at Cdn on August 17, 2011, par value		1
Shares issued at Cdn on September 1, 2011, par value		1
Shares issued at Cdn on September 12, 2011, par value		1
Shares issued at Cdn on September 16, 2011, par value		1
Shares issued at Cdn on September 19, 2011, par value		1
Shares issued at Cdn on September 20, 2011, par value		1
Shares issued at Cdn on September 26, 2011, par value		1
Shares issued at Cdn on September 27, 2011, par value		1
Shares issued at Cdn on October 12, 2011, par value		1
Shares issued at Cdn on November 2, 2011, par value		1